1. NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash in excess of FDIC	$ 0	$ 179,855
Warrants
Antidilutive shares excluded from EPS calculation	350,073	134,000
Convertible Notes
Antidilutive shares excluded from EPS calculation	47,046,431	7,056,721